Related parties (Tables)	12 Months Ended
Dec. 31, 2021
Related parties
Schedule of remuneration of members of key management

in EUR k	2021	2020	2019
Short‑term employee benefits	4,098	4,273	3,313
Post‑employment pension and medical benefits	23	23	10
Termination benefits	235	565	—
Share‑based payment transactions	822	1,822	3,395
Total compensation to key management	5,178	6,683	6,718